Bank Borrowings	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Bank Borrowings
21.	BANK BORROWINGS
A currency analysis of bank borrowings as of the end of the reporting periods is as follows:

	As of December 31,
	2019	2020
	HK$	HK$

Hong Kong dollars	—	116,000,000
United States dollars	—	116,280,000

	—	232,280,000

As
of
 December 31, 2020, the bank borrowings were unsecured, repayable in one year or on demand and bore average interest rate of 2.1% p.a..
As
of
 December 31, 2020, the Group’s aggregate banking facilities amounted to US$30,000,000 (equivalent to HK$232,560,000), of which HK$232,280,000 were utilized. No banking facilities were
 granted as
of
 December 31, 2019.